Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.7%
Security	Principal Amount (000's omitted)		Value
Bermuda — 1.3%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	15,056	$ 13,729,190
			$ 13,729,190
India — 0.4%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$ 3,868,430
			$ 3,868,430
Total Convertible Bonds (identified cost $18,978,806)			$ 17,597,620

Foreign Corporate Bonds — 25.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 1.7%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(3)	USD	856	$ 855,018
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(1)	USD	5,591	5,509,819
Telecom Argentina S.A., 8.50%, 8/6/25(1)	USD	1,935	1,876,872
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(4)	USD	4,838	4,295,603
4.00% to 1/1/23, 2/12/26(2)(4)	USD	6,908	6,133,101
			$ 18,670,413
Armenia — 0.9%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	10,596	$ 9,854,280
			$ 9,854,280
Belarus — 0.2%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	6,686	$ 2,473,820
			$ 2,473,820
Brazil — 5.3%
Arcos Dorados BV, 6.125%, 5/27/29(2)	USD	7,499	$ 7,364,505
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	1,683	1,460,002
10.00%, 2/10/27(1)	USD	3,649	3,165,507
Braskem America Finance Co., 7.125%, 7/22/41(1)	USD	3,461	3,450,461
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	9,192	$ 8,235,297
Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	2,329	2,055,647
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(2)	USD	5,326	4,642,674
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	722	685,990
Natura & Co. Luxembourg Holding S.a.r.l, 6.00%, 4/19/29(2)	USD	3,012	2,929,170
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	USD	8,970	8,055,239
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(2)	USD	164	161,988
6.72%, 12/1/22(1)	USD	2,323	2,299,710
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	7,520	7,099,369
Vale S.A., 2.762%(5)(6)	BRL	55,335	5,204,460
			$ 56,810,019
Bulgaria — 0.5%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(1)	EUR	431	$ 364,820
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	4,634	4,877,249
			$ 5,242,069
China — 1.0%
KWG Group Holdings, Ltd., 7.875%, 9/1/23(1)	USD	2,017	$ 950,007
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(1)	USD	6,581	1,628,798
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(1)	USD	2,800	735,000
8.35%, 4/19/23(1)	USD	3,964	981,090
Times China Holdings, Ltd.:
5.55%, 6/4/24(1)	USD	8,252	4,373,560
6.75%, 7/16/23(1)	USD	3,803	2,114,468
			$ 10,782,923
El Salvador — 0.4%
AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	4,674	$ 4,142,636
			$ 4,142,636
Georgia — 0.8%
Silknet JSC, 8.375%, 1/31/27(1)	USD	4,002	$ 3,911,955
TBC Bank JSC, 8.894% to 11/6/26(1)(5)(7)	USD	4,741	4,622,475
			$ 8,534,430
Honduras — 0.6%
Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	6,190	$ 6,074,526
			$ 6,074,526

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
India — 0.7%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(1)	USD	8,087	$ 7,280,647
			$ 7,280,647
Indonesia — 1.3%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(8)	USD	2,232	$ 1,581,595
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(1)(8)	USD	11,342	7,313,546
Freeport Indonesia PT, 5.315%, 4/14/32(1)	USD	4,891	4,756,498
			$ 13,651,639
Mexico — 2.8%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(9)	USD	9,319	$ 582,437
10.00%, 12/19/22(1)(9)	USD	5,835	372,040
Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	11,342	10,639,420
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	8,307	4,760,617
Petroleos Mexicanos:
5.95%, 1/28/31	USD	5,521	4,654,396
6.75%, 9/21/47	USD	12,775	9,257,659
7.19%, 9/12/24(2)	MXN	1,420	64,714
			$ 30,331,283
Moldova — 0.4%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$ 4,364,987
			$ 4,364,987
Nigeria — 1.0%
IHS Holding, Ltd., 5.625%, 11/29/26(1)	USD	2,679	$ 2,557,775
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(1)	USD	8,706	8,301,781
			$ 10,859,556
Paraguay — 0.7%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(2)	USD	7,960	$ 6,949,637
			$ 6,949,637
Peru — 1.1%
PetroTal Corp., 12.00%, 2/16/24(1)(2)	USD	4,520	$ 4,700,800
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	29,500	6,851,687
			$ 11,552,487
Russia — 0.1%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)	USD	3,242	$ 486,300
Security	Principal Amount (000's omitted)		Value
Russia (continued)
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(5)(7)	USD	9,139	$ 959,596
			$ 1,445,896
Saint Lucia — 1.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	11,448	$ 11,316,462
			$ 11,316,462
South Africa — 1.6%
HTA Group, Ltd., 7.00%, 12/18/25(1)	USD	778	$ 771,691
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)(8)	USD	15,377	16,299,837
			$ 17,071,528
Turkey — 1.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	8,605	$ 8,014,697
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	6,725	5,793,587
			$ 13,808,284
Ukraine — 0.3%
Metinvest BV:
5.625%, 6/17/25(1)	EUR	3,038	$ 1,690,605
8.50%, 4/23/26(1)	USD	2,094	1,183,110
			$ 2,873,715
United Arab Emirates — 1.0%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)	USD	10,561	$ 10,787,481
			$ 10,787,481
Uzbekistan — 0.7%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(1)	USD	576	$ 523,440
16.00%, 4/16/24(1)	UZS	77,890,000	6,528,037
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	10,000,000	886,000
			$ 7,937,477
Total Foreign Corporate Bonds (identified cost $326,711,242)			$ 272,816,195

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(10)	UZS	93,585,000	$ 8,184,942
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(1)(3)(10)	UZS	99,513,000	8,764,795
Total Loan Participation Notes (identified cost $19,288,242)			$ 16,949,737

Senior Floating-Rate Loans — 1.3%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.2%
Zacapa, LLC, Term Loan, 3/22/29(12)	$2,400	$ 2,385,300
		$ 2,385,300
Mexico — 1.1%
Petroleos Mexicanos, Term Loan, 6/28/24(12)	$12,330	$ 11,898,450
		$ 11,898,450
Total Senior Floating-Rate Loans (identified cost $14,286,450)		$ 14,283,750

Sovereign Government Bonds — 44.1%
Security	Principal Amount (000's omitted)		Value
Bahrain — 1.5%
Kingdom of Bahrain:
5.45%, 9/16/32(1)	USD	598	$ 540,050
6.00%, 9/19/44(1)	USD	3,084	2,561,219
6.25%, 1/25/51(1)	USD	10,412	8,647,936
7.50%, 9/20/47(1)	USD	4,424	4,131,131
			$ 15,880,336
Barbados — 0.6%
Government of Barbados:
6.50%, 10/1/29(2)	USD	2,173	$ 2,088,530
Security	Principal Amount (000's omitted)		Value
Barbados (continued)
Government of Barbados: (continued)
6.50%, 10/1/29(1)	USD	3,973	$ 3,818,605
			$ 5,907,135
Belarus — 0.0%(13)
Republic of Belarus, 5.875%, 2/24/26(1)	USD	818	$ 118,610
			$ 118,610
Benin — 1.1%
Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	13,780	$ 12,015,604
			$ 12,015,604
Bosnia and Herzegovina — 0.0%(13)
Republic of Srpska:
1.50%, 10/30/23	BAM	97	$ 52,206
1.50%, 6/9/25	BAM	39	20,902
1.50%, 9/25/26	BAM	211	112,626
			$ 185,734
China — 1.7%
China Government Bond, 3.53%, 10/18/51	CNY	115,180	$ 18,088,611
			$ 18,088,611
Costa Rica — 0.5%
Costa Rica Government International Bond, 9.66%, 9/30/26(1)	CRC	3,282,500	$ 5,675,259
			$ 5,675,259
Croatia — 0.8%
Croatia Government International Bond:
1.50%, 6/17/31(1)	EUR	805	$ 746,079
1.75%, 3/4/41(1)	EUR	9,184	7,646,835
			$ 8,392,914
Dominican Republic — 1.9%
Dominican Republic:
6.00%, 2/22/33(2)	USD	2,139	$ 1,948,377
6.40%, 6/5/49(1)	USD	8,813	7,501,391
6.50%, 2/15/48(1)	USD	202	174,460
6.85%, 1/27/45(1)	USD	6,346	5,732,305
8.00%, 1/15/27(1)	DOP	50,040	825,017
8.00%, 2/12/27(1)	DOP	247,060	4,068,732
			$ 20,250,282

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ecuador — 0.4%
Republic of Ecuador:
0.50% to 7/31/22, 7/31/40(1)(4)	USD	800	$ 358,470
0.50% to 7/31/22, 7/31/40(1)(4)	USD	182	81,611
0.50% to 7/31/22, 7/31/40(1)(4)	USD	2,265	1,014,577
0.50% to 7/31/22, 7/31/40(1)(4)	USD	1,538	688,796
0.50% to 7/31/22, 7/31/40(1)(4)	USD	410	183,624
0.50% to 7/31/22, 7/31/40(1)(4)	USD	3,451	1,545,302
0.50% to 7/31/22, 7/31/40(1)(4)	USD	1,640	734,905
			$ 4,607,285
Egypt — 3.0%
Arab Republic of Egypt:
5.875%, 2/16/31(1)	USD	4,057	$ 2,981,023
7.50%, 2/16/61(1)	USD	30,566	20,535,890
7.903%, 2/21/48(1)	USD	3,402	2,343,896
8.15%, 11/20/59(1)	USD	1,502	1,047,243
8.50%, 1/31/47(1)	USD	3,007	2,191,772
8.75%, 9/30/51(1)	USD	3,149	2,319,043
8.875%, 5/29/50(1)	USD	1,228	908,597
			$ 32,327,464
Ethiopia — 0.4%
Ethiopia International Bond, 6.625%, 12/11/24(1)	USD	5,727	$ 3,978,203
			$ 3,978,203
Gabon — 0.9%
Gabon Government International Bond, 6.625%, 2/6/31(1)	USD	11,070	$ 10,035,951
			$ 10,035,951
Honduras — 2.1%
Honduras Government International Bond:
5.625%, 6/24/30(1)	USD	14,414	$ 11,408,681
6.25%, 1/19/27(1)	USD	4,920	4,301,072
7.50%, 3/15/24(1)	USD	6,858	6,720,384
			$ 22,430,137
Indonesia — 4.2%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	601,025,000	$ 40,028,257
7.50%, 4/15/40	IDR	75,324,000	5,312,740
			$ 45,340,997
Security	Principal Amount (000's omitted)		Value
Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	15,025	$ 14,557,631
			$ 14,557,631
Israel — 1.8%
Israel Government Bond, 0.75%, 7/31/22	ILS	64,499	$ 19,335,546
			$ 19,335,546
Ivory Coast — 1.6%
Ivory Coast Government International Bond:
4.875%, 1/30/32(1)	EUR	6,372	$ 5,669,792
5.25%, 3/22/30(1)	EUR	2,220	2,105,542
6.625%, 3/22/48(1)	EUR	7,948	6,722,888
6.875%, 10/17/40(1)	EUR	2,759	2,464,126
			$ 16,962,348
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	3,646	$ 3,190,724
			$ 3,190,724
Kenya — 0.1%
Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,738	$ 1,531,873
			$ 1,531,873
Lebanon — 0.8%
Lebanese Republic:
5.80%, 4/14/20(1)(9)	USD	825	$ 99,000
6.00%, 1/27/23(1)(9)	USD	3,686	451,535
6.10%, 10/4/22(1)(9)	USD	14,110	1,725,724
6.15%, 6/19/20(9)	USD	1,096	134,260
6.20%, 2/26/25(1)(9)	USD	1,090	131,781
6.25%, 5/27/22(9)	USD	1,850	224,312
6.25%, 11/4/24(1)(9)	USD	894	109,028
6.25%, 6/12/25(1)(9)	USD	143	17,518
6.375%, 3/9/20(9)	USD	16,140	1,936,800
6.40%, 5/26/23(9)	USD	880	104,500
6.65%, 4/22/24(1)(9)	USD	4,796	593,649
6.65%, 11/3/28(1)(9)	USD	8,115	971,365
6.75%, 11/29/27(1)(9)	USD	29	3,516
6.85%, 5/25/29(9)	USD	3,159	375,131
7.00%, 12/3/24(9)	USD	369	44,741
7.00%, 3/20/28(1)(9)	USD	1,874	224,880
7.05%, 11/2/35(1)(9)	USD	564	68,752
7.15%, 11/20/31(1)(9)	USD	226	27,402

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
8.20%, 5/17/33(9)	USD	77	$ 8,181
8.25%, 4/12/21(1)(9)	USD	5,837	722,329
8.25%, 5/17/34(9)	USD	65	7,611
			$ 7,982,015
Mexico — 2.4%
Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$ 2,236,049
Mexican Udibonos, 2.75%, 11/27/31	MXN	532,153	23,554,691
			$ 25,790,740
Mozambique — 0.3%
Mozambique International Bond, 5.00%, 9/15/31(1)	USD	4,010	$ 3,503,336
			$ 3,503,336
Oman — 1.5%
Oman Government International Bond:
6.50%, 3/8/47(1)	USD	8,519	$ 7,820,996
6.75%, 1/17/48(1)	USD	8,176	7,687,484
7.00%, 1/25/51(1)	USD	618	596,524
			$ 16,105,004
Pakistan — 0.2%
Islamic Republic of Pakistan, 8.875%, 4/8/51(1)	USD	3,057	$ 2,197,983
			$ 2,197,983
Romania — 1.3%
Romania Government International Bond:
3.375%, 1/28/50(1)	EUR	1,969	$ 1,411,782
4.625%, 4/3/49(1)	EUR	14,002	12,345,637
			$ 13,757,419
Serbia — 2.0%
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	2,643,130	$ 21,104,993
			$ 21,104,993
Seychelles — 0.0%(13)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	142	$ 141,148
			$ 141,148
Sri Lanka — 1.2%
Sri Lanka Government International Bond:
5.75%, 4/18/23(1)	USD	2,600	$ 1,139,238
6.20%, 5/11/27(1)	USD	2,666	1,151,392
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bond: (continued)
6.35%, 6/28/24(1)	USD	1,600	$ 690,288
6.75%, 4/18/28(1)	USD	8,551	3,669,149
6.825%, 7/18/26(1)	USD	8,954	3,925,702
6.85%, 3/14/24(1)	USD	3,061	1,316,169
6.85%, 11/3/25(1)	USD	1,000	446,250
7.55%, 3/28/30(1)	USD	200	85,634
7.85%, 3/14/29(1)	USD	1,400	603,820
			$ 13,027,642
Suriname — 3.5%
Republic of Suriname:
9.25%, 10/26/26(1)(9)	USD	42,747	$ 35,693,745
12.875%, 12/30/23(1)(9)	USD	1,575	1,315,125
			$ 37,008,870
Ukraine — 3.9%
Ukraine Government Bond:
1.258%, GDP-Linked, 5/31/40(1)(14)	USD	11,554	$ 3,392,139
9.79%, 5/26/27(3)	UAH	763,973	12,044,619
9.99%, 5/22/24(3)	UAH	477,785	7,963,083
10.00%, 8/23/23(3)	UAH	16,171	327,791
12.52%, 5/13/26(3)	UAH	128,057	2,018,917
15.84%, 2/26/25(3)	UAH	961,674	16,027,900
			$ 41,774,449
Uzbekistan — 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25(1)	USD	319	$ 282,315
Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	2,500,000	221,156
			$ 503,471
Zambia — 2.6%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	97,630	$ 4,278,650
11.00%, 9/20/26	ZMW	22,630	935,675
11.00%, 12/27/26	ZMW	82,140	3,320,440
12.00%, 3/22/28	ZMW	36,180	1,380,433
12.00%, 5/31/28	ZMW	11,640	438,581
12.00%, 11/1/28	ZMW	23,400	853,710
12.00%, 2/21/29	ZMW	54,570	1,947,932
13.00%, 1/25/31	ZMW	28,840	1,002,244
13.00%, 6/28/31	ZMW	27,870	963,185
13.00%, 9/20/31	ZMW	55,740	1,910,880
13.00%, 12/27/31	ZMW	150,650	5,129,373

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bond: (continued)
14.00%, 12/5/31	ZMW	5,300	$ 191,787
15.00%, 2/16/27	ZMW	20,870	971,394
Zambia Government International Bond, 5.375%, 9/20/22(1)	USD	6,810	4,906,333
			$ 28,230,617
Total Sovereign Government Bonds (identified cost $581,944,782)			$ 471,940,331

Sovereign Loans — 4.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 5.75%, (3 mo. EURIBOR + 5.75%), 1/6/28(15)	EUR	1,050	$ 1,126,919
			$ 1,126,919
Kenya — 0.2%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(15)	USD	1,978	$ 1,956,491
			$ 1,956,491
Macedonia — 0.0%(13)
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(15)(16)	EUR	200	$ 211,033
			$ 211,033
Nigeria — 0.7%
Bank of Industry Limited, Term Loan, 6.803%, (3 mo. USD LIBOR + 6.00%), 12/14/23(15)(16)	USD	7,770	$ 7,770,284
			$ 7,770,284
Tanzania — 3.0%
Government of the United Republic of Tanzania:
Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 5/23/23(15)	USD	600	$ 607,933
Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/23/22(15)	USD	104	106,058
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania (continued)
Government of the United Republic of Tanzania: (continued)
Term Loan, 6.515%, (3 mo. USD LIBOR + 6.30%), 4/28/31(15)	USD	31,265	$ 30,734,996
			$ 31,448,987
Total Sovereign Loans (identified cost $43,173,670)			$ 42,513,714

Short-Term Investments — 18.3%
Affiliated Fund — 6.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(17)	72,449,843	$ 72,449,843
Total Affiliated Fund (identified cost $72,449,843)		$ 72,449,843

Sovereign Government Securities — 6.8%
Security	Principal Amount (000's omitted)		Value
Egypt — 3.0%
Egypt Treasury Bill:
0.00%, 9/6/22	EGP	126,050	$ 6,556,128
0.00%, 9/20/22	EGP	67,925	3,515,055
0.00%, 9/27/22	EGP	33,950	1,752,419
0.00%, 10/4/22	EGP	313,200	16,120,709
0.00%, 12/27/22	EGP	97,275	4,860,651
			$ 32,804,962
Israel — 1.1%
Bank of Israel Treasury Bill:
0.00%, 7/6/22	ILS	12,902	$ 3,865,557
0.00%, 8/3/22	ILS	25,798	7,739,322
			$ 11,604,879
Uganda — 2.7%
Uganda Treasury Bill:
0.00%, 5/5/22	UGX	5,173,400	$ 1,458,448
0.00%, 5/19/22	UGX	2,214,300	621,166
0.00%, 6/3/22	UGX	9,498,200	2,663,644

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uganda (continued)
Uganda Treasury Bill: (continued)
0.00%, 6/16/22	UGX	9,466,600	$ 2,648,602
0.00%, 6/23/22	UGX	2,225,300	621,831
0.00%, 7/7/22	UGX	13,454,200	3,750,419
0.00%, 7/21/22	UGX	4,664,600	1,294,364
0.00%, 3/30/23	UGX	28,588,800	7,469,541
0.00%, 4/13/23	UGX	29,923,900	7,802,646
0.00%, 4/27/23	UGX	2,773,000	719,089
			$ 29,049,750
Total Sovereign Government Securities (identified cost $74,035,814)			$ 73,459,591

U.S. Treasury Obligations — 4.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 5/10/22	$215	$ 214,995
0.00%, 5/24/22(18)	50,235	50,226,327
Total U.S. Treasury Obligations (identified cost $50,439,047)		$ 50,441,322
Total Short-Term Investments (identified cost $196,924,704)		$ 196,350,756
Total Investments — 96.5% (identified cost $1,201,307,896)		$1,032,452,103
Other Assets, Less Liabilities — 3.5%		$ 37,296,296
Net Assets — 100.0%		$1,069,748,399
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $507,904,747 or 47.5% of the Fund's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $39,298,516 or 3.7% of the Fund's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activitiy revenue. The coupon rate shown represents the rate in effect at April 30, 2022.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Issuer is in default with respect to interest payments.
(10)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.
(13)	Amount is less than 0.05%.
(14)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(15)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(16)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	271,900,000	USD	3,548,835	2/5/22	$ 8,087
INR	203,100,000	USD	2,650,858	2/5/22	6,041
INR	475,000,000	USD	6,258,152	5/2/22	(44,331)
USD	2,682,427	INR	203,100,000	5/2/22	25,529
USD	3,553,979	INR	271,900,000	5/2/22	(2,943)
BRL	8,940,000	USD	1,609,941	5/3/22	198,330
BRL	8,100,000	USD	1,451,837	5/3/22	186,529
BRL	8,100,000	USD	1,452,652	5/3/22	185,714
BRL	5,000,000	USD	898,014	5/3/22	113,323
BRL	9,600,000	USD	1,983,742	5/3/22	(41,975)
BRL	10,700,000	USD	2,210,402	5/3/22	(46,140)
BRL	6,500,000	USD	1,382,501	5/3/22	(67,763)
BRL	26,200,000	USD	5,552,024	5/3/22	(252,617)
USD	266,514	BRL	1,300,000	5/3/22	3,567
USD	225,512	BRL	1,100,000	5/3/22	3,018
USD	143,508	BRL	700,000	5/3/22	1,920
USD	1,143,890	BRL	5,700,000	5/3/22	(9,034)
USD	1,693,760	BRL	8,440,000	5/3/22	(13,377)
USD	1,826,211	BRL	9,100,000	5/3/22	(14,423)
USD	1,643,287	BRL	8,200,000	5/3/22	(15,306)
USD	1,135,549	BRL	5,700,000	5/3/22	(17,376)
USD	2,444,890	BRL	12,200,000	5/3/22	(22,773)
USD	2,645,291	BRL	13,200,000	5/3/22	(24,639)
USD	1,673,440	BRL	8,400,000	5/3/22	(25,606)
USD	1,812,893	BRL	9,100,000	5/3/22	(27,740)
RUB	352,364,663	USD	4,518,958	5/6/22	412,474
RUB	335,139,908	USD	4,325,233	5/6/22	365,134
RUB	1,531,444	USD	19,640	5/6/22	1,793
RUB	1,456,582	USD	18,798	5/6/22	1,587
USD	103,123	RUB	13,864,952	5/6/22	(90,920)
USD	178,735	RUB	19,517,888	5/6/22	(94,423)
USD	1,955,434	RUB	161,812,186	5/6/22	(309,168)
USD	4,472,213	RUB	495,297,571	5/6/22	(2,459,601)
RUB	539,844,330	USD	6,970,895	5/11/22	530,399
RUB	224,701,524	USD	2,862,520	5/11/22	259,773
RUB	192,601,306	USD	2,455,133	5/11/22	221,119
RUB	2,570,142	USD	33,103	5/11/22	2,610
RUB	1,069,780	USD	13,628	5/11/22	1,237
RUB	916,955	USD	11,689	5/11/22	1,053
USD	9,350,550	RUB	961,704,037	5/11/22	(4,012,607)
RUB	537,701,644	USD	6,955,047	5/13/22	495,188
RUB	116,400,000	USD	1,503,965	5/13/22	108,839
USD	1,999,763	RUB	153,181,841	5/13/22	(122,679)
USD	1,917,622	RUB	157,139,502	5/13/22	(259,657)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,919,826	RUB	343,780,301	5/13/22	$(1,843,493)
RUB	157,139,502	USD	1,912,650	5/17/22	252,293
RUB	153,181,841	USD	1,990,021	5/17/22	120,397
USD	4,039,249	RUB	310,321,343	5/17/22	(236,112)
MXN	11,434,912	USD	553,829	5/23/22	4,355
RUB	161,812,186	USD	1,937,870	5/23/22	272,664
USD	319,659	MXN	6,600,000	5/23/22	(2,514)
USD	1,541,068	RUB	161,812,186	5/23/22	(669,466)
PEN	4,100,000	USD	1,086,957	5/27/22	(21,777)
PEN	15,000,000	USD	3,983,535	5/27/22	(86,537)
MXN	48,750,465	USD	2,366,987	6/1/22	8,698
MXN	164,500,000	USD	8,090,694	6/1/22	(74,356)
USD	12,836,626	MXN	261,167,585	6/1/22	109,528
USD	1,422,153	MXN	29,290,667	6/1/22	(5,226)
BRL	3,000,000	USD	609,262	6/2/22	(8,333)
USD	11,422,484	IDR	165,601,000,000	6/3/22	63,003
INR	271,900,000	USD	3,539,871	6/7/22	(1,744)
USD	3,561,362	INR	271,900,000	6/7/22	23,234
PEN	11,490,000	USD	3,053,171	6/9/22	(72,767)
PEN	12,800,000	USD	3,406,520	6/9/22	(86,313)
USD	7,645,878	PEN	28,773,735	6/9/22	182,226
USD	252,008	PEN	948,381	6/9/22	6,006
COP	1,142,260,743	USD	301,004	6/14/22	(14,432)
CLP	7,599,960,000	USD	9,201,477	6/15/22	(366,048)
CLP	7,225,740,000	USD	8,807,582	6/15/22	(407,207)
COP	5,169,500,000	USD	1,371,169	6/15/22	(74,428)
COP	9,600,400,000	USD	2,509,357	6/15/22	(101,149)
COP	9,830,600,000	USD	2,575,903	6/15/22	(109,950)
COP	37,662,500,000	USD	9,979,465	6/15/22	(532,028)
EUR	1,880,000	USD	2,055,319	6/15/22	(68,109)
EUR	3,868,636	USD	4,229,406	6/15/22	(140,153)
EUR	4,690,000	USD	5,127,366	6/15/22	(169,909)
EUR	4,722,160	USD	5,162,525	6/15/22	(171,075)
EUR	7,857,847	USD	8,590,631	6/15/22	(284,674)
MXN	13,863,625	USD	688,575	6/15/22	(14,775)
PEN	300,000	USD	80,411	6/15/22	(2,648)
PEN	468,381	USD	125,128	6/15/22	(3,719)
PEN	2,800,000	USD	747,045	6/15/22	(21,255)
PEN	12,900,000	USD	3,405,311	6/15/22	(61,491)
PEN	9,490,000	USD	2,526,759	6/15/22	(66,847)
PEN	16,600,000	USD	4,414,307	6/15/22	(111,406)
USD	5,834,540	COP	22,762,000,000	6/15/22	124,815
USD	845,181	COP	3,297,260,743	6/15/22	18,080
USD	29,889,505	EUR	27,036,140	6/15/22	1,311,575

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	26,618,820	EUR	24,077,688	6/15/22	$ 1,168,055
USD	25,051,355	EUR	22,659,858	6/15/22	1,099,273
USD	16,159,372	EUR	14,616,738	6/15/22	709,086
USD	9,596,479	EUR	8,680,363	6/15/22	421,101
USD	7,440,404	EUR	6,730,115	6/15/22	326,491
USD	5,013,698	EUR	4,535,072	6/15/22	220,005
USD	3,613,876	EUR	3,268,882	6/15/22	158,580
USD	1,500,081	EUR	1,356,877	6/15/22	65,825
USD	1,114,454	EUR	1,008,064	6/15/22	48,903
USD	735,982	EUR	665,722	6/15/22	32,295
USD	402,858	EUR	364,400	6/15/22	17,678
USD	90,709	MXN	1,826,326	6/15/22	1,946
ZAR	80,570,000	USD	5,124,177	6/15/22	(45,522)
ZAR	21,100,000	USD	1,385,242	6/15/22	(55,223)
ZAR	89,000,000	USD	6,027,156	6/15/22	(417,124)
IDR	31,570,390,000	USD	2,202,452	6/21/22	(41,049)
IDR	31,571,000,000	USD	2,203,540	6/21/22	(42,096)
IDR	60,614,100,000	USD	4,227,249	6/21/22	(77,427)
IDR	69,752,979,977	USD	4,866,193	6/21/22	(90,696)
IDR	69,752,000,000	USD	4,868,434	6/21/22	(93,005)
IDR	133,920,948,674	USD	9,339,695	6/21/22	(171,068)
IDR	473,974,275,844	USD	32,883,235	6/21/22	(433,547)
USD	43,752,994	IDR	630,649,439,610	6/21/22	576,858
USD	9,807,062	IDR	140,622,476,010	6/21/22	179,629
USD	7,816,511	IDR	112,666,080,344	6/21/22	103,056
BRL	33,600,000	USD	6,607,800	7/5/22	60,190
BRL	23,200,000	USD	4,497,606	8/2/22	67,427
BRL	23,340,000	USD	4,558,330	8/2/22	34,250
USD	7,719,270	IDR	111,466,259,946	8/22/22	131,392
USD	7,712,327	IDR	111,466,259,945	8/22/22	124,449
					$(4,095,169)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,896,858	PLN	8,828,926	Citibank, N.A.	5/5/22	$ 9,390	$ —
EUR	1,182,113	PLN	5,596,065	Citibank, N.A.	5/5/22	—	(15,337)
EUR	1,867,765	PLN	8,828,926	Citibank, N.A.	5/5/22	—	(21,304)
EUR	38,523	PLN	180,242	Standard Chartered Bank	5/5/22	—	(21)
EUR	1,105,333	PLN	5,183,573	Standard Chartered Bank	5/5/22	—	(3,282)
EUR	881,732	PLN	4,159,307	Standard Chartered Bank	5/5/22	—	(8,108)
EUR	2,799,473	PLN	13,243,389	UBS AG	5/5/22	—	(34,250)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	20,603,826	EUR	4,416,686	Goldman Sachs International	5/5/22	$ —	$ (11,405)
PLN	22,416,602	EUR	4,810,389	Goldman Sachs International	5/5/22	—	(17,802)
PLN	300,000	EUR	65,055	Standard Chartered Bank	5/5/22	—	(953)
PLN	300,000	EUR	65,430	Standard Chartered Bank	5/5/22	—	(1,349)
PLN	400,000	EUR	87,183	Standard Chartered Bank	5/5/22	—	(1,738)
PLN	2,000,000	EUR	435,616	Standard Chartered Bank	5/5/22	—	(8,377)
EUR	665,722	USD	719,531	Citibank, N.A.	5/6/22	—	(17,147)
EUR	794,189	USD	859,578	UBS AG	5/6/22	—	(21,652)
EUR	2,110,000	USD	2,295,577	UBS AG	5/6/22	—	(69,374)
USD	46,161	EUR	42,709	Citibank, N.A.	5/6/22	1,100	—
USD	1,505,819	MXN	30,110,000	BNP Paribas	5/6/22	31,217	—
USD	1,356,724	MXN	27,130,000	Goldman Sachs International	5/6/22	28,063	—
USD	1,039,392	MXN	20,900,000	Goldman Sachs International	5/6/22	15,838	—
USD	1,412,458	MXN	28,260,000	JPMorgan Chase Bank, N.A.	5/6/22	28,457	—
USD	10,461,280	MXN	210,132,711	Standard Chartered Bank	5/6/22	170,271	—
UZS	6,110,141,000	USD	534,804	ICBC Standard Bank plc	5/6/22	11,211	—
EGP	89,980,000	USD	4,865,835	BNP Paribas	5/9/22	579	—
EGP	89,980,000	USD	5,604,485	Goldman Sachs International	5/9/22	—	(738,070)
MYR	26,784,580	USD	6,389,909	Goldman Sachs International	5/9/22	—	(228,082)
USD	5,473,269	EGP	89,980,000	BNP Paribas	5/9/22	606,855	—
USD	4,865,835	EGP	89,980,000	Goldman Sachs International	5/9/22	—	(579)
USD	6,148,894	MYR	26,784,580	Barclays Bank PLC	5/9/22	—	(12,933)
CZK	100,695,200	EUR	4,084,438	Citibank, N.A.	5/11/22	2,584	—
CZK	79,001,412	EUR	3,209,664	Citibank, N.A.	5/11/22	—	(3,437)
EUR	7,316,217	CZK	179,696,612	Goldman Sachs International	5/11/22	24,191	—
EUR	540,675	HUF	206,444,597	Standard Chartered Bank	5/11/22	—	(4,633)
EUR	6,183,006	HUF	2,316,955,403	UBS AG	5/11/22	69,294	—
HUF	2,523,400,000	EUR	7,071,318	Standard Chartered Bank	5/11/22	—	(431,516)
KES	15,900,000	USD	140,484	Standard Chartered Bank	5/11/22	—	(3,331)
USD	136,130	KES	15,900,000	Standard Chartered Bank	5/11/22	—	(1,023)
EUR	569,042	HUF	216,600,000	Standard Chartered Bank	5/16/22	—	(2,444)
HUF	216,600,000	EUR	605,987	Standard Chartered Bank	5/16/22	—	(36,551)
CZK	94,801,694	EUR	3,850,623	Citibank, N.A.	5/18/22	—	(7,693)
CZK	94,801,694	EUR	3,841,057	UBS AG	5/18/22	2,405	—
EUR	7,711,263	CZK	189,603,388	Goldman Sachs International	5/18/22	25,960	—
KES	25,292,000	USD	222,347	ICBC Standard Bank plc	5/18/22	—	(4,492)
USD	213,795	KES	25,292,000	Standard Chartered Bank	5/18/22	—	(4,060)
KES	45,200,000	USD	396,144	Standard Chartered Bank	5/20/22	—	(6,968)
USD	386,028	KES	45,200,000	Standard Chartered Bank	5/20/22	—	(3,148)
CZK	171,700,000	EUR	6,957,050	Goldman Sachs International	5/23/22	—	(1,922)
EUR	6,975,929	CZK	171,700,000	UBS AG	5/23/22	21,854	—
EUR	41,645	HUF	15,744,500	Bank of America, N.A.	5/23/22	176	—
EUR	36,722	HUF	13,880,479	Bank of America, N.A.	5/23/22	163	—
EUR	61,360	HUF	23,453,036	Goldman Sachs International	5/23/22	—	(450)
EUR	78,748	HUF	29,624,978	UBS AG	5/23/22	740	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	29,624,979	EUR	82,081	Bank of America, N.A.	5/23/22	$ —	$ (4,260)
HUF	23,453,036	EUR	64,959	Goldman Sachs International	5/23/22	—	(3,349)
HUF	29,624,978	EUR	82,079	UBS AG	5/23/22	—	(4,257)
MYR	2,313,126	USD	551,243	Barclays Bank PLC	5/24/22	—	(18,265)
MYR	4,000,000	USD	949,780	Barclays Bank PLC	5/24/22	—	(28,122)
MYR	12,950,000	USD	3,085,831	Barclays Bank PLC	5/24/22	—	(101,962)
MYR	46,000,000	USD	10,962,299	Barclays Bank PLC	5/24/22	—	(363,226)
MYR	3,000,000	USD	712,928	Goldman Sachs International	5/24/22	—	(21,684)
MYR	6,000,000	USD	1,424,501	Goldman Sachs International	5/24/22	—	(42,014)
USD	12,373,146	MYR	53,463,126	Credit Agricole Corporate and Investment Bank	5/24/22	54,459	—
USD	4,911,452	MYR	20,800,000	Goldman Sachs International	5/24/22	118,828	—
KRW	4,100,200,000	USD	3,318,381	Standard Chartered Bank	5/25/22	—	(72,851)
USD	7,853,558	MYR	34,430,000	Goldman Sachs International	5/27/22	—	(78,620)
EUR	2,205,161	HUF	834,236,541	BNP Paribas	6/1/22	11,579	—
EUR	2,061,945	HUF	780,344,716	BNP Paribas	6/1/22	10,026	—
EUR	1,880,489	HUF	719,875,892	UBS AG	6/1/22	—	(13,646)
EUR	2,336,565	HUF	894,705,365	UBS AG	6/1/22	—	(17,617)
HUF	1,614,581,257	EUR	4,332,353	BNP Paribas	6/1/22	—	(90,520)
HUF	1,614,581,257	EUR	4,360,088	UBS AG	6/1/22	—	(119,816)
EGP	28,670,000	USD	1,773,036	Bank of America, N.A.	6/2/22	—	(247,068)
EUR	6,355,667	HUF	2,409,554,278	Citibank, N.A.	6/2/22	20,321	—
EUR	1,272,485	HUF	486,565,722	Citibank, N.A.	6/2/22	—	(7,438)
HUF	2,896,120,000	EUR	7,694,588	Citibank, N.A.	6/2/22	—	(83,058)
USD	1,737,576	EGP	28,670,000	Bank of America, N.A.	6/2/22	211,607	—
KES	45,925,000	USD	401,267	Standard Chartered Bank	6/6/22	—	(7,220)
USD	389,360	KES	45,925,000	Standard Chartered Bank	6/6/22	—	(4,687)
CZK	8,300,000	EUR	319,644	Citibank, N.A.	6/7/22	16,648	—
CZK	86,900,000	EUR	3,314,985	Standard Chartered Bank	6/7/22	207,742	—
CZK	57,838,000	EUR	2,227,829	Standard Chartered Bank	6/7/22	115,577	—
CZK	7,800,000	EUR	300,008	Standard Chartered Bank	6/7/22	16,047	—
EUR	6,526,745	CZK	160,838,000	Goldman Sachs International	6/7/22	28,870	—
MYR	27,079,000	USD	6,435,735	Barclays Bank PLC	6/7/22	—	(199,998)
USD	712,996	MYR	3,000,000	Barclays Bank PLC	6/7/22	22,157	—
KES	22,740,000	USD	198,950	Goldman Sachs International	6/8/22	—	(3,955)
KES	45,890,000	USD	401,312	Standard Chartered Bank	6/8/22	—	(7,805)
USD	192,745	KES	22,740,000	Goldman Sachs International	6/8/22	—	(2,251)
USD	389,559	KES	45,890,000	Standard Chartered Bank	6/8/22	—	(3,948)
EUR	933,792	HUF	354,052,538	Citibank, N.A.	6/10/22	4,363	—
EUR	4,440,575	HUF	1,702,493,792	Citibank, N.A.	6/10/22	—	(31,489)
EUR	2,576,710	HUF	966,531,985	UBS AG	6/10/22	41,012	—
EUR	3,321,628	HUF	1,273,921,685	UBS AG	6/10/22	—	(24,737)
HUF	2,056,546,330	EUR	5,358,788	Citibank, N.A.	6/10/22	43,589	—
HUF	2,240,453,670	EUR	5,822,050	UBS AG	6/10/22	64,341	—
KES	38,000,000	USD	330,435	Bank of America, N.A.	6/10/22	—	(4,783)
USD	317,726	KES	38,000,000	Bank of America, N.A.	6/10/22	—	(7,926)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	39,000,000	EUR	1,579,263	Citibank, N.A.	6/14/22	$ —	$ (5,372)
CZK	45,285,243	EUR	1,840,856	Citibank, N.A.	6/14/22	—	(13,719)
CZK	59,829,353	EUR	2,430,733	Citibank, N.A.	6/14/22	—	(16,704)
CZK	75,475,404	EUR	3,064,539	Goldman Sachs International	6/14/22	—	(19,109)
CZK	78,264,752	EUR	3,180,673	Goldman Sachs International	6/14/22	—	(22,857)
CZK	85,535,248	EUR	3,475,812	Goldman Sachs International	6/14/22	—	(24,628)
CZK	310,610,000	EUR	12,569,680	Goldman Sachs International	6/14/22	—	(34,180)
EUR	10,348,539	CZK	255,604,983	Goldman Sachs International	6/14/22	33,187	—
EUR	10,225,993	CZK	252,695,017	Goldman Sachs International	6/14/22	27,807	—
EUR	2,985,502	CZK	76,600,000	Standard Chartered Bank	6/14/22	—	(112,409)
THB	421,059,000	USD	12,580,191	Standard Chartered Bank	6/15/22	—	(279,222)
CNH	196,185	USD	30,603	Citibank, N.A.	6/23/22	—	(1,167)
USD	13,548	CNH	86,851	Citibank, N.A.	6/23/22	517	—
USD	18,955,569	CNH	122,215,839	Standard Chartered Bank	6/23/22	618,352	—
EUR	2,196,290	CZK	54,550,000	Citibank, N.A.	6/30/22	202	—
EUR	2,195,767	CZK	54,550,000	Citibank, N.A.	6/30/22	—	(351)
MYR	10,351,000	USD	2,449,361	Barclays Bank PLC	7/5/22	—	(68,623)
USD	4,063,851	ILS	12,899,721	Barclays Bank PLC	7/6/22	187,650	—
KZT	483,685,090	USD	1,027,478	Citibank, N.A.	7/29/22	22,355	—
KZT	344,205,003	USD	733,913	Citibank, N.A.	7/29/22	13,180	—
KZT	340,535,440	USD	733,913	Citibank, N.A.	7/29/22	5,215	—
USD	20,468,492	ILS	64,982,344	JPMorgan Chase Bank, N.A.	8/1/22	914,643	—
KZT	340,535,440	USD	733,913	Citibank, N.A.	8/3/22	3,802	—
KZT	277,427,100	USD	604,416	JPMorgan Chase Bank, N.A.	8/3/22	—	(3,415)
USD	8,157,411	ILS	25,799,442	JPMorgan Chase Bank, N.A.	8/3/22	393,255	—
KES	70,000,000	USD	599,315	Standard Chartered Bank	8/10/22	—	(9,426)
USD	586,216	KES	70,000,000	Standard Chartered Bank	8/10/22	—	(3,673)
						$4,257,679	$(3,954,858)
Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/22	COP	10,252,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$2,590,412	$ (61,043)
5/5/22	COP	5,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	1,263,264	(51,364)
5/19/22	COP	23,377,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,906,442	(19,792)
5/26/22	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,998,497	(60,909)
5/26/22	COP	13,830,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,494,366	6,363
5/30/22	COP	14,933,400	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,772,966	47,275

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts[1] (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
6/16/22	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$3,863,214	$ (42,329)
6/28/22	COP	22,400,000	Republic of Colombia, 5.75%, 11/26/25	Bank of America, N.A.	5,659,424	11
						$(181,788)
[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	6/8/22	$ (3,085,877)	$ 128,560
Euro-Bund	(157)	Short	6/8/22	(25,438,680)	2,320,198
Euro-Buxl	(115)	Short	6/8/22	(20,743,170)	3,648,095
U.S. 5-Year Treasury Note	(1,616)	Short	6/30/22	(182,077,750)	6,586,889
U.S. 10-Year Treasury Note	(955)	Short	6/21/22	(113,794,219)	5,673,716
U.S. Long Treasury Bond	(10)	Short	6/21/22	(1,406,875)	9,463
U.S. Ultra-Long Treasury Bond	(405)	Short	6/21/22	(64,977,188)	7,549,138
					$25,916,059
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	$ (153,695)	$ —	$ (153,695)
BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(305,254)	—	(305,254)
BRL	39,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.15% (pays upon termination)	1/2/23	457,748	—	457,748
BRL	122,312	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.91% (pays upon termination)	1/2/23	(657,048)	—	(657,048)
CLP	3,622,630	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	55,552	—	55,552

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	2,377,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	$ (21,776)	$ —	$ (21,776)
CLP	7,301,860	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	29,901	—	29,901
CLP	5,499,740	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	98,980	—	98,980
CLP	1,400,390	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	12,226	—	12,226
CLP	7,129,280	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	50,017	—	50,017
CNY	329,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.22% (pays quarterly)	3/29/24	(21,669)	—	(21,669)
CNY	360,199	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.23% (pays quarterly)	3/29/24	(12,167)	—	(12,167)
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	128,385	—	128,385
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	124,871	—	124,871
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	243,791	—	243,791
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	97,321	—	97,321
COP	6,149,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	226,792	—	226,792
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	240,006	—	240,006
COP	8,375,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	305,250	—	305,250
COP	7,036,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	253,251	—	253,251
COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	141,386	—	141,386
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	232,977	—	232,977
COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	90,877	—	90,877

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	5,766,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	$ 203,264	$ —	$ 203,264
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	228,652	—	228,652
COP	3,514,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	121,135	—	121,135
COP	11,139,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	366,907	—	366,907
COP	6,541,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	214,610	—	214,610
COP	3,238,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	101,271	—	101,271
COP	13,613,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	420,134	—	420,134
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(260,800)	—	(260,800)
COP	32,427,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,201,032	—	1,201,032
COP	14,841,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	527,592	—	527,592
COP	9,785,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	385,647	—	385,647
COP	5,780,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	263,099	—	263,099
COP	4,129,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	187,426	—	187,426
KRW	192,866,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(1,794,289)	—	(1,794,289)
KRW	205,392,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(1,908,073)	—	(1,908,073)
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(176,355)	133	(176,222)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(177,003)	134	(176,869)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(172,231)	136	(172,095)
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(119,848)	97	(119,751)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	$ (165,323)	$ 141	$ (165,182)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(217,925)	188	(217,737)
ZAR	91,545	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(239,317)	284	(239,033)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(270,962)	322	(270,640)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(257,059)	331	(256,728)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(115,034)	150	(114,884)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(215,415)	296	(215,119)
ZAR	221,146	Pays	3-month ZAR JIBAR (pays quarterly)	5.77% (pays quarterly)	9/3/26	(739,009)	781	(738,228)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(715,341)	818	(714,523)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(803,885)	933	(802,952)
ZAR	177,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.46% (pays quarterly)	10/6/26	(332,065)	802	(331,263)
ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(168,653)	—	(168,653)
ZAR	16,160	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(30,552)	—	(30,552)
Total						$(3,040,648)	$5,546	$(3,035,102)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	7.25%	6/20/22	$(6,727)	$1,477	$(5,250)
Total		$600				$(6,727)	$1,477	$(5,250)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $600,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,427,472,450 (pays semi-annually)*	2.06% on CLP equivalent of CLF 45,000 (pays semi-annually)*	3/29/32	$(55,790)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(45,540)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	(238,842)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 860,087,970 (pays semi-annually)*	2.00% CLP equivalent of CLF 27,000 (pays semi-annually)*	4/14/32	(42,615)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)*	1.85% CLP equivalent of CLF 6,700 (pays semi-annually)*	4/20/32	10,877
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,088,523,600 (pays semi-annually)*	1.84% CLP equivalent of CLF 34,000 (pays semi-annually)*	4/22/32	66,400
				$(305,510)
*	At the termination date, the Fund will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
Currency Abbreviations:
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore

CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
RUB	– Russian Ruble
THB	– Thai Baht
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
Affiliated Investments
At April 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $72,449,843, which represents 6.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$138,923,923	$769,389,381	$(908,290,557)	$(22,300)	$(447)	$ —	$112,659	—
Liquidity Fund	—	76,961,156	(4,511,313)	—	—	72,449,843	3,035	72,449,843
Total				$(22,300)	$(447)	$72,449,843	$115,694
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 17,597,620	$ —	$ 17,597,620
Foreign Corporate Bonds	—	271,961,177	855,018	272,816,195
Loan Participation Notes	—	—	16,949,737	16,949,737
Senior Floating-Rate Loans	—	14,283,750	—	14,283,750
Sovereign Government Bonds	—	433,558,021	38,382,310	471,940,331
Sovereign Loans	—	42,513,714	—	42,513,714
Short-Term Investments:
Affiliated Fund	72,449,843	—	—	72,449,843
Sovereign Government Securities	—	73,459,591	—	73,459,591
U.S. Treasury Obligations	—	50,441,322	—	50,441,322
Total Investments	$72,449,843	$903,815,195	$56,187,065	$1,032,452,103
Forward Foreign Currency Exchange Contracts	$ —	$ 15,434,306	$ —	$ 15,434,306
Non-Deliverable Bond Forward Contracts	—	53,649	—	53,649
Futures Contracts	25,916,059	—	—	25,916,059
Swap Contracts	—	7,087,377	—	7,087,377
Total	$98,365,902	$926,390,527	$56,187,065	$1,080,943,494
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(19,226,654)	$ —	$ (19,226,654)
Non-Deliverable Bond Forward Contracts	—	(235,437)	—	(235,437)
Swap Contracts	—	(10,440,262)	—	(10,440,262)
Total	$ —	$(29,902,353)	$ —	$ (29,902,353)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Sovereign Government Bonds	Total
Balance as of July 31, 2021	$885,983	$18,605,918	$ —	$19,491,901
Realized gains (losses)	—	—	(1,015,182)	(1,015,182)
Change in net unrealized appreciation (depreciation)	275,285	(1,780,441)	(48,313,978)	(49,819,134)
Cost of purchases	—	—	24,184,457	24,184,457
Proceeds from sales, including return of capital	(306,250)	—	(9,620,464)	(9,926,714)
Accrued discount (premium)	—	124,260	1,128,600	1,252,860
Transfers to Level 3	—	—	72,018,877	72,018,877
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2022	$ 855,018	$16,949,737	$ 38,382,310	$ 56,187,065
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$ 202,439	$(1,780,441)	$(34,515,103)	$(36,093,105)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:
Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$855,018	Matrix Pricing	Credit spread to U.S. Treasury	17.69%	Decrease
Loan Participation Notes	16,949,737	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease
Sovereign Government Bonds	38,382,310	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30UAH/USD	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.